Annual Total Returns[BarChart] - Hartford Schroders International Multi-Cap Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.67%)	19.23%	18.21%	(4.41%)	(4.96%)	8.49%	22.95%	(15.60%)	18.26%	0.74%